Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment
11.	Property and equipment

The composition of property and equipment at December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
Computers and equipment	$5,320	$4,831
Computer software	4,617	4,255
Furniture and fixtures	3,637	2,500
Leasehold improvements	10,585	7,949

Total cost	24,159	19,535
Less: Accumulated depreciation	(15,352)	(13,963)

Property and equipment, net of accumulated depreciation	$8,807	$5,572

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $2,384, $2,350 and $2,281, respectively.